UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - Banyan 10Q - USD ($)	Total	BANYAN ACQUISITION CORPORATION	Initial Public Offering BANYAN ACQUISITION CORPORATION	Common	Additional Paid-In Capital	Additional Paid-In Capital BANYAN ACQUISITION CORPORATION	Additional Paid-In Capital Initial Public Offering BANYAN ACQUISITION CORPORATION	Accumulated Deficit	Accumulated Deficit BANYAN ACQUISITION CORPORATION	Accumulated Deficit Initial Public Offering BANYAN ACQUISITION CORPORATION	Class A common stock Common BANYAN ACQUISITION CORPORATION	Class A Common Stock Subject to Possible Redemption	Class A Common Stock Subject to Possible Redemption BANYAN ACQUISITION CORPORATION	Class A Common Stock Subject to Possible Redemption Initial Public Offering BANYAN ACQUISITION CORPORATION	Class A Common Stock Subject to Possible Redemption Common BANYAN ACQUISITION CORPORATION	Class A Common Stock Subject to Possible Redemption Common Initial Public Offering BANYAN ACQUISITION CORPORATION	Class A Common Stock Subject to Possible Redemption Additional Paid-In Capital Initial Public Offering BANYAN ACQUISITION CORPORATION	Class A Common Stock Subject to Possible Redemption Accumulated Deficit Initial Public Offering BANYAN ACQUISITION CORPORATION	Class B common stock Common BANYAN ACQUISITION CORPORATION
Beginning balance at Apr. 26, 2020	$ 42,018,000
Beginning balance (in shares) at Apr. 26, 2020	9,310,612
Ending balance at Apr. 25, 2021	$ 44,718,000
Ending balance (in shares) at Apr. 25, 2021	9,585,612
Beginning balance at Apr. 26, 2020	$ (70,422,000)			$ 61,000	$ 870,000			$ (71,353,000)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(29,998,000)							(29,998,000)
Ending balance at Apr. 25, 2021	(99,975,000)			61,000	1,315,000			(101,351,000)
Beginning balance at Mar. 09, 2021															$ 0
Beginning balance (in shares) at Mar. 09, 2021															0
Ending balance at Dec. 31, 2021															$ 0
Ending balance (in shares) at Dec. 31, 2021													0		0
Beginning balance at Mar. 09, 2021		$ 0				$ 0			$ 0										$ 0
Beginning balance (in shares) at Mar. 09, 2021																			0
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(22,252)							(22,252)
Ending balance at Dec. 31, 2021		2,748				24,275			(22,252)		$ 0								$ 725
Ending balance (in shares) at Dec. 31, 2021											0								7,245,000
Beginning balance at Apr. 25, 2021	$ 44,718,000
Beginning balance (in shares) at Apr. 25, 2021	9,585,612
Ending balance at Apr. 24, 2022	$ 52,218,000
Ending balance (in shares) at Apr. 24, 2022	10,085,612
Beginning balance at Apr. 25, 2021	$ (99,975,000)			61,000	1,315,000			(101,351,000)
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common stock to Class A common stock	56,000			$ 1,000	55,000
Conversion of Class B common stock to Class A common stock (in shares)				55,791
Net (loss) income	(9,917,000)							(9,917,000)
Ending balance at Apr. 24, 2022	(109,556,000)			$ 62,000	1,650,000			(111,268,000)
Beginning balance at Dec. 31, 2021															$ 0
Beginning balance (in shares) at Dec. 31, 2021													0		0
Increase (Decrease) in Temporary Equity
Issuance of shares															$ 219,353,777
Issuance of shares (in shares)															24,150,000
Redemption of Class A common stock															$ (210,031,815)
Redemption of Class A common stock (In shares)															(20,151,313)
Change in redemption amount of preferred stock															$ 65,397	$ 26,976,223
Ending balance at Mar. 31, 2022															$ 246,395,397
Ending balance (in shares) at Mar. 31, 2022															24,150,000
Beginning balance at Dec. 31, 2021		2,748				24,275			(22,252)		$ 0								$ 725
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value		(65,397)	$ (26,976,223)				$ (4,528,638)		(65,397)	$ (22,447,585)					$ 0	0
Issuance of warrants		4,504,363				4,504,363									0
Net (loss) income		9,442,637							9,442,637						0
Ending balance at Mar. 31, 2022		(13,091,872)							(13,092,597)										$ 725
Ending balance (in shares) at Mar. 31, 2022																			7,245,000
Beginning balance at Dec. 31, 2021															$ 0
Beginning balance (in shares) at Dec. 31, 2021													0		0
Ending balance at Sep. 30, 2022															$ 248,048,732
Ending balance (in shares) at Sep. 30, 2022															24,150,000
Beginning balance at Dec. 31, 2021		2,748				24,275			(22,252)		$ 0								$ 725
Beginning balance (in shares) at Dec. 31, 2021											0								7,245,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income		13,174,118											$ 9,923,259
Ending balance at Sep. 30, 2022		(11,013,726)							(11,014,451)										$ 725
Ending balance (in shares) at Sep. 30, 2022																			7,245,000
Beginning balance at Dec. 31, 2021															$ 0
Beginning balance (in shares) at Dec. 31, 2021													0		0
Increase (Decrease) in Temporary Equity
Issuance of shares															$ 219,353,777
Issuance of shares (in shares)															24,150,000
Change in redemption amount of preferred stock															$ 3,996,857	$ 26,976,223
Ending balance at Dec. 31, 2022													$ 250,326,857		$ 250,326,857
Ending balance (in shares) at Dec. 31, 2022													24,150,000		24,150,000
Beginning balance at Dec. 31, 2021		2,748				24,275			(22,252)		$ 0								$ 725
Beginning balance (in shares) at Dec. 31, 2021											0								7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value		3,996,857							3,996,857					$ 26,976,223			$ 4,528,638	$ 22,447,585
Issuance of warrants		4,504,363				4,504,363
Net (loss) income		15,763,981							15,763,981				$ 11,937,823
Ending balance at Dec. 31, 2022		(10,701,988)							(10,702,713)										$ 725
Ending balance (in shares) at Dec. 31, 2022																			7,245,000
Beginning balance at Mar. 31, 2022															$ 246,395,397
Beginning balance (in shares) at Mar. 31, 2022															24,150,000
Increase (Decrease) in Temporary Equity
Change in redemption amount of preferred stock															$ 353,852
Ending balance at Jun. 30, 2022															$ 246,749,249
Ending balance (in shares) at Jun. 30, 2022															24,150,000
Beginning balance at Mar. 31, 2022		(13,091,872)							(13,092,597)										$ 725
Beginning balance (in shares) at Mar. 31, 2022																			7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value		(353,852)							(353,852)						$ 0
Net (loss) income		1,450,175							1,450,175
Ending balance at Jun. 30, 2022		(11,995,549)							(11,996,274)										$ 725
Ending balance (in shares) at Jun. 30, 2022																			7,245,000
Beginning balance at Apr. 24, 2022	$ 52,218,000
Beginning balance (in shares) at Apr. 24, 2022	10,085,612
Ending balance at Jul. 17, 2022	$ 53,468,000
Ending balance (in shares) at Jul. 17, 2022	10,203,945
Beginning balance at Apr. 24, 2022	$ (109,556,000)			62,000	1,650,000			(111,268,000)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	5,035,000							5,035,000
Ending balance at Jul. 17, 2022	(104,463,000)			62,000	1,708,000			(106,233,000)
Beginning balance at Apr. 24, 2022	$ 52,218,000
Beginning balance (in shares) at Apr. 24, 2022	10,085,612
Ending balance at Oct. 09, 2022	$ 53,468,000
Ending balance (in shares) at Oct. 09, 2022	10,203,945
Beginning balance at Apr. 24, 2022	$ (109,556,000)			62,000	1,650,000			(111,268,000)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	1,645,000
Ending balance at Oct. 09, 2022	(107,785,000)			62,000	1,777,000			(109,623,000)
Beginning balance at Apr. 24, 2022	$ 52,218,000
Beginning balance (in shares) at Apr. 24, 2022	10,085,612
Ending balance at Apr. 30, 2023	$ 53,468,000
Ending balance (in shares) at Apr. 30, 2023	10,203,945
Beginning balance at Apr. 24, 2022	$ (109,556,000)			62,000	1,650,000			(111,268,000)
Increase (Decrease) in Stockholders' Equity
Issuance of warrants	1,722,000				1,722,000
Net (loss) income	(7,525,000)							(7,525,000)
Ending balance at Apr. 30, 2023	(114,998,000)			62,000	3,733,000			(118,793,000)
Beginning balance at Jun. 30, 2022															$ 246,749,249
Beginning balance (in shares) at Jun. 30, 2022															24,150,000
Increase (Decrease) in Temporary Equity
Change in redemption amount of preferred stock															$ 1,299,483
Ending balance at Sep. 30, 2022															$ 248,048,732
Ending balance (in shares) at Sep. 30, 2022															24,150,000
Beginning balance at Jun. 30, 2022		(11,995,549)							(11,996,274)										$ 725
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value		(1,299,483)							(1,299,483)						$ 0
Net (loss) income		2,281,306							2,281,306				1,754,851		0
Ending balance at Sep. 30, 2022		(11,013,726)							(11,014,451)										$ 725
Ending balance (in shares) at Sep. 30, 2022																			7,245,000
Beginning balance at Jul. 17, 2022	$ 53,468,000
Beginning balance (in shares) at Jul. 17, 2022	10,203,945
Ending balance at Oct. 09, 2022	$ 53,468,000
Ending balance (in shares) at Oct. 09, 2022	10,203,945
Beginning balance at Jul. 17, 2022	$ (104,463,000)			62,000	1,708,000			(106,233,000)
Increase (Decrease) in Stockholders' Equity
Issuance of warrants	10,000				10,000
Net (loss) income	(3,390,000)							(3,390,000)
Ending balance at Oct. 09, 2022	(107,785,000)			62,000	1,777,000			(109,623,000)
Beginning balance at Dec. 31, 2022													$ 250,326,857		$ 250,326,857
Beginning balance (in shares) at Dec. 31, 2022													24,150,000		24,150,000
Increase (Decrease) in Temporary Equity
Change in redemption amount of preferred stock															$ 813,105
Ending balance at Mar. 31, 2023													$ 251,139,962		$ 251,139,962
Ending balance (in shares) at Mar. 31, 2023															24,150,000
Beginning balance at Dec. 31, 2022		(10,701,988)							(10,702,713)										$ 725
Beginning balance (in shares) at Dec. 31, 2022																			7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value		(813,105)							(813,105)
Net (loss) income		1,319,136							1,319,136
Ending balance at Mar. 31, 2023		(10,195,957)							(10,196,682)										$ 725
Ending balance (in shares) at Mar. 31, 2023																			7,245,000
Beginning balance at Dec. 31, 2022													$ 250,326,857		$ 250,326,857
Beginning balance (in shares) at Dec. 31, 2022													24,150,000		24,150,000
Increase (Decrease) in Temporary Equity
Redemption of Class A common stock													$ (210,031,815)
Ending balance at Sep. 30, 2023													$ 42,423,610		$ 42,423,610
Ending balance (in shares) at Sep. 30, 2023												3,998,687	3,998,687		3,998,687
Beginning balance at Dec. 31, 2022		(10,701,988)							(10,702,713)										$ 725
Beginning balance (in shares) at Dec. 31, 2022																			7,245,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income		(5,371,869)											$ (3,369,552)
Ending balance at Sep. 30, 2023		(14,265,243)							(14,265,968)		$ 200								$ 525
Ending balance (in shares) at Sep. 30, 2023											2,000,000								5,245,000
Beginning balance at Mar. 31, 2023													251,139,962		$ 251,139,962
Beginning balance (in shares) at Mar. 31, 2023															24,150,000
Increase (Decrease) in Temporary Equity
Redemption of Class A common stock													(210,031,815)
Change in redemption amount of preferred stock															$ 1,082,415
Ending balance at Jun. 30, 2023													42,190,562		$ 42,190,562
Ending balance (in shares) at Jun. 30, 2023															3,998,687
Beginning balance at Mar. 31, 2023		(10,195,957)							(10,196,682)										$ 725
Beginning balance (in shares) at Mar. 31, 2023																			7,245,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common stock to Class A common stock											$ 200								$ (200)
Conversion of Class B common stock to Class A common stock (in shares)											2,000,000								(2,000,000)
Excise tax		(2,100,318)							(2,100,318)
Remeasurement of Class A common stock to redemption value		(1,082,415)							(1,082,415)
Sponsor capital contribution for non-redemption agreements		844,916				892,911
Non-redemption agreements		(844,916)				$ (892,911)
Reduction of Deferred Underwriter Fee Payable		6,037,500							6,037,500
Net (loss) income		(6,582,267)							(6,582,267)
Ending balance at Jun. 30, 2023		(13,923,457)							(13,924,182)		$ 200								$ 525
Ending balance (in shares) at Jun. 30, 2023											2,000,000								5,245,000
Beginning balance at Apr. 30, 2023	$ 53,468,000
Beginning balance (in shares) at Apr. 30, 2023	10,203,945
Increase (Decrease) in Temporary Equity
Change in redemption amount of preferred stock	$ 1,423,000
Ending balance at Jul. 23, 2023	$ 73,488,000
Ending balance (in shares) at Jul. 23, 2023	10,999,393
Beginning balance at Apr. 30, 2023	$ (114,998,000)			62,000	3,733,000			(118,793,000)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(3,046,000)							(3,046,000)
Ending balance at Jul. 23, 2023	(119,460,000)			62,000	2,317,000			(121,839,000)
Beginning balance at Apr. 30, 2023	$ 53,468,000
Beginning balance (in shares) at Apr. 30, 2023	10,203,945
Ending balance at Oct. 15, 2023	$ 75,262,000
Ending balance (in shares) at Oct. 15, 2023	11,054,593
Beginning balance at Apr. 30, 2023	$ (114,998,000)			62,000	3,733,000			(118,793,000)
Increase (Decrease) in Stockholders' Equity
Net (loss) income	(10,329,000)
Ending balance at Oct. 15, 2023	(128,578,000)			62,000	482,000			(129,122,000)
Beginning balance at Jun. 30, 2023													42,190,562		$ 42,190,562
Beginning balance (in shares) at Jun. 30, 2023															3,998,687
Increase (Decrease) in Temporary Equity
Change in redemption amount of preferred stock															$ 233,048
Ending balance at Sep. 30, 2023													$ 42,423,610		$ 42,423,610
Ending balance (in shares) at Sep. 30, 2023												3,998,687	3,998,687		3,998,687
Beginning balance at Jun. 30, 2023		(13,923,457)							(13,924,182)		$ 200								$ 525
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value		(233,048)							(233,048)
Net (loss) income		(108,738)							(108,738)				$ (38,672)
Ending balance at Sep. 30, 2023		$ (14,265,243)							$ (14,265,968)		$ 200								$ 525
Ending balance (in shares) at Sep. 30, 2023											2,000,000								5,245,000
Beginning balance at Jul. 23, 2023	$ 73,488,000
Beginning balance (in shares) at Jul. 23, 2023	10,999,393
Ending balance at Oct. 15, 2023	$ 75,262,000
Ending balance (in shares) at Oct. 15, 2023	11,054,593
Beginning balance at Jul. 23, 2023	$ (119,460,000)			62,000	2,317,000			(121,839,000)
Increase (Decrease) in Stockholders' Equity
Issuance of warrants	173,000				173,000
Net (loss) income	(7,283,000)							(7,283,000)
Ending balance at Oct. 15, 2023	$ (128,578,000)			$ 62,000	$ 482,000			$ (129,122,000)